Leases - Supplemental Cash Flow and Other Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating cash outflows from operating leases	$ 289	$ 285	$ 575	$ 726
Operating cash outflows from finance leases	822	70	1,397	119
Financing cash outflows from finance leases	962	218	1,700	393
Operating leases	559	0	559	5,384
Finance leases	$ 13,274	$ 0	$ 20,876	$ 3,951
Atlas Sand Company LLC [Member]
Operating cash outflows from operating leases					$ 1,305
Operating cash outflows from finance leases					666
Financing cash outflows from finance leases					1,010	$ 423	$ 318
Operating leases					6,245
Finance leases					$ 21,201